Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	ALLIANZ FUNDS
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 13, 2020
Document Effective Date	Jul. 13, 2020
Prospectus Date	Jul. 13, 2020
AllianzGI Health Sciences Fund | P
Prospectus:
Trading Symbol	AAAEX